Warrants (Tables)	3 Months Ended
Mar. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative liabilities at fair value
The changes in the fair value of the Private Warrants, Public Warrants and Legacy Volta Preferred Stock Warrants were as follows:

(in thousands)
December 31, 2019	$288
Increase in fair value of warrants	410
December 31, 2020	$698
Increase in fair value of Preferred Stock warrants	1,246
Release of liability upon exercise of Preferred Stock warrants	(1,944)
Addition of Private and Public Warrants	27,079
Release of liability upon exercise of Public Warrants	(1)
Decrease in fair value of Private and Public warrants	(7)
December 31, 2021	$27,071

	Private Warrants	Public Warrants	Total common stock warrants
Outstanding as of December 31, 2020	—	—	—
Common stock warrants added upon the Reverse Recapitalization	5,933,333	8,621,715	14,555,048
Warrants exercised	—	(275)	(275)
Outstanding as of December 31, 2021	5,933,333	8,621,440	14,554,773
The changes in the fair value of the Private Warrants, Public Warrants and Legacy Volta preferred stock warrants were as follows:

(in thousands)
December 31, 2020	$698
Increase (decrease) in fair value of warrants	(88)
March 31, 2021	$610

December 31, 2021	$27,071
Increase (decrease) in fair value of Private and Public Warrants	(14,700)
March 31, 2022	$12,371
The Public and Private Warrants do not meet the criteria for equity treatment and must be recorded as liabilities on the condensed consolidated balance sheets. Accordingly, the Company classifies the warrants as liabilities and records them at fair value.

	Private Warrants	Public Warrants	Total common stock warrants
Outstanding as of December 31, 2020	—	—	—
Common stock warrants added upon the Reverse Recapitalization	5,933,333	8,621,715	14,555,048
Warrants exercised	—	(275)	(275)
Outstanding as of December 31, 2021	5,933,333	8,621,440	14,554,773
Warrants exercised	—	—	—
Outstanding as of March 31, 2022	5,933,333	8,621,440	14,554,773